Other Assets - Other Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Assets
Lease receivable, net	$ 22	$ 36	$ 13
Deferred acquisition costs		72	32
Prepaid expenses	5,857	679	189
Stock issuance costs	47	72
Total Other Current Assets	6,655	6,679	234
Other Assets:
Lease receivable, net	16	16	38
Deferred acquisition costs		48	50
Security deposits	3,249	235	255
Total Other Assets	$ 3,337	$ 299	$ 343